Balance Sheet Components - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Surrozen Inc [Member]
Depreciation expense	$ 1,003	$ 1,017	$ 1,937	$ 2,283